Prepaid and other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of prepaid and other assets, current

Prepaid and other current assets consisted of the following (in thousands):

	December 31,
	2013	2012
Receivable from Purdue Pharma	$2,680	$92
Prepaid expenses	423	563
Interest receivable	243	168
Other current assets	36	97

	$3,382	$920